Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	OCM MUTUAL FUND
Entity Central Index Key	dei_EntityCentralIndexKey	0000745338
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2017
Prospectus Date	rr_ProspectusDate	Mar. 29, 2017